Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 15:	Subsequent Events

a.
On March 1, 2022, (the “Closing Date”) the Company raised $4.65 million in a registered direct offering with a single accredited institutional investor (the “Purchaser”) of an aggregate of 3,130,000 of its ordinary shares, par value NIS 0.25 per share (the “ordinary shares”), and 4,401,585 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to the Purchaser of the Company’s private warrants to purchase an aggregate of 5,648,689 or ordinary shares at an exercise price of $0.70 per share. The private warrants will be exercisable beginning on the six-month anniversary of the Closing Date and will expire five years and six months following the Closing Date. These offerings were effected pursuant to the Securities Purchase Agreement, dated as of February 25, 2022 (the “Purchase Agreement”), with a single accredited institutional investor.

b.
In February 2022, Russia launched a military invasion into Ukraine. While as of the date of issuance of this annual report there have not been material impacts associated with the military invasion, management is continuously monitoring the developments to assess potential future impacts